Long-Term Debt (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Debt Instrument [Line Items]
Subordinated debt		₨ 259,452.5	$ 3,419.7	₨ 211,270.0
Others	[1]	1,295,854.3	17,079.9	964,014.9
Less: Debt issuance cost		(973.4)	(12.8)	(526.7)
Total		₨ 1,554,333.4	$ 20,486.8	₨ 1,174,758.2

[1]	Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.0% per annum and Rs. 90,200 (US$ 1,188.9 million) with stated interest rate of 4.0% per annum for the years ended March 31, 2021 and March 31, 2022, respectively, under RBI long-term repo operation with a three- year maturity period.